Supplement Dated November 15, 2022
To The Initial Summary Prospectuses Dated April 25, 2022 For

ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
ELITE ACCESS II®, JACKSON ADVANTAGE®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced initial summary prospectuses. Please read and keep it together with your initial summary prospectus for future reference. To obtain an additional copy of an initial summary prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your initial summary prospectus, in order to reflect a recent sub-adviser change:

➢ Effective November 14, 2022, for the JNL/Goldman Sachs 4 Fund, Mellon Investments Corporation is removed as a sub-adviser in the column titled "Fund and Manager (and Sub-Adviser, if applicable)."
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(To be used with JMV21086NYISP 04/22, JMV23537NYISP 04/22, JMV23538NYISP 04/22, JMV18691NYISP 04/22, and JMV21451NYISP 04/22)

NFV101984 11/22